Other Income and Expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other non-operating income [Abstract]
Reversal of other provisions	₩ 8,847	₩ 35,317	₩ 79,001
Reversal of other allowance for bad debt	4,101	17,699	1,941
Gains on government grants	224	4,789	239
Gains on assets contributed	4,505	29,968	24,183
Gains on liabilities exempted	914	504	854
Compensation and reparations revenue	99,976	84,682	93,785
Revenue from foundation fund	245	58	60
Income related to transfer of assets from customers	861,760	820,631	743,051
Rental income	209,400	204,277	210,972
Others of Other Income	97,091	100,060	121,816
Refund of claim for rectification	10,585	1,512	1,054
Maintenance income on lease building	801	109	124
Training income	3,218	2,486	1,946
Deposit redemption	223	252	100
Reversal of expenses on litigation	6,817	45,751	44,197
Revenue on royalty fee	0	0	422
Gains on guarantee contracts	85	85	16
Miscellaneous other non-operating income	75,362	49,865	73,957
Other nonoperating income	1,287,063	1,297,985	1,275,902
Other non-operating expense
Compensation and indemnification expense	2,174	234	34
Accretion expenses of other provisions	6,441	5,841	4,962
Depreciation expenses on investment properties	1,082	682	493
Depreciation expenses on idle assets	3,614	3,642	3,683
Other bad debt expense	4,700	42,776	40,683
Donations	145,798	324,694	169,748
Others of Other Expense	79,578	87,819	39,302
Operating expenses related to the idle assets	761	1,741	1,494
Research grants	254	662	174
Supporting expenses on farming and fishing village	12,833	15,344	13,249
Operating expenses on fitness center	5,277	10,116	8,921
Expenses on adjustment of research and development grants	655	392	388
Taxes and dues	10,506	18,065	1,935
Expenses on R&D supports	205	41	9
Miscellaneous other non-operating expense	49,087	41,458	13,132
Other Nonoperating Expenses	₩ 243,387	₩ 465,688	₩ 258,905